Consolidated Statements of Operations - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Mar. 31, 2018
Revenues
Total Revenues	$ 349,247	$ 348,723	$ 207,700	$ 1,850,673	$ 1,717,353	$ 1,882,058	$ 2,319,488
Cost of Sales
Total Cost of Sales	130,614	285,148	178,108	1,116,398	1,165,711	1,766,331	1,893,109
Gross Profit	218,633	63,575	29,592	734,275	551,642	115,727	426,379
General and Administrative Expenses
Stock compensation and stock issued for services	48,034		645,200	2,055,726		2,416,934
Asset imparment expense (Note 1)	2,000,287			2,000,287
General and administrative	1,662,359	2,043,181	726,328	4,263,887	4,408,951	3,421,336	1,574,808
Loss from Operations	(3,492,047)	(1,979,606)	(1,341,936)	(7,585,625)	(3,857,309)	(5,722,543)	(1,148,429)
Other Income (Expense)
Other income		97,471	4,937	3,049	151,289	126,530	10,739
Expenses related to convertible notes payable:
Change in fair value of derivative liability	695,300			2,717,557		(89,198)
Interest accretion	(603,852)			(1,412,705)		(644,055)
Interest expense	(1,860,498)	(100,893)	(33,124)	(3,822,927)	(163,258)	(333,851)	(40,235)
Total Other Income (Expense)	(1,769,050)	(3,422)	(28,187)	(2,515,026)	(11,969)	(940,574)	(29,496)
Net Loss before Income Taxes	(5,261,097)	(1,983,028)	(1,370,123)	(10,100,651)	(3,869,278)	(6,663,117)	(1,177,925)
Income taxes (Note 9)
Net Loss	$ (5,261,097)	$ (1,983,028)	$ (1,370,123)	$ (10,100,651)	$ (3,869,278)	$ (6,663,117)	$ (1,177,925)
Net Basic and Fully Diluted Loss Per Share	$ (0.15)	$ (0.20)	$ (0.155)	$ (0.47)	$ (0.42)	$ (0.658)	$ (0.135)
Weighted average common shares outstanding Basic and fully diluted			8,864,480			10,128,435	8,757,251
Basic	35,520,434	10,105,121		21,547,126	9,154,161
Fully diluted	585,972,958	10,105,121	8,864,480	339,856,357	9,154,161	10,518,750	8,757,251
Technology interactive panels and related products [Member]
Revenues
Total Revenues	$ 345,956	$ 261,712	$ 161,927	$ 1,837,354	$ 1,106,540	$ 1,265,786	$ 2,199,581
Cost of Sales
Total Cost of Sales	130,614	230,833	171,304	1,116,398	948,073	1,545,093	1,893,109
Entertainment theater ticket sales and concessions [Member]
Revenues
Total Revenues		78,661	34,946		589,705	589,705
Cost of Sales
Total Cost of Sales		54,315	6,804		217,638	221,238
Technology office supplies [Member]
Revenues
Total Revenues	$ 3,291	$ 8,350	$ 10,827	$ 13,319	$ 21,108	$ 26,567	$ 119,907